Value Line Tax Exempt Fund, Inc.
7 Times Square, 21st Floor
New York, NY 10036-6254

March 27, 2012

Via Edgar Correspondence

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:
Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 (“Registration Statement”) of The Value Line Tax Exempt Fund, Inc. (the “Acquiring Fund”) with respect to the proposed reorganization of Value Line New York Tax Exempt Trust (the “Acquired Fund”) into the Acquiring Fund
SEC File No. 333-179856

Dear Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Acquiring Fund, pursuant to (i) the Securities Act of 1933, as amended (the “1933 Act”), (ii) the General Instructions to Form N-14, and (iii) Regulation S-T, is the Registration Statement of the Trust, which includes a combined proxy statement and prospectus, statement of additional information, Part C and exhibits.  The Registration Statement has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Acquiring Fund will retain the manually executed copy of the Registration Statement.  No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

The Registration Statement reflects the Acquiring Fund’s responses to comments of the staff of the Securities and Exchange Commission (“Commission”) transmitted orally to Gretchen Passe Roin of Wilmer Cutler Pickering Hale and Dorr LLP on March 9, 2012 relating to the Acquiring Fund’s Registration Statement, which was filed with the Commission on March 2, 2012 pursuant to Rule 488 under the 1933 Act.  The staff’s comments and the Acquiring Fund’s responses were previously filed with the Commission as correspondence on March 26, 2012.

The Acquiring Fund is aware, and has been advised by its principal underwriter that its underwriter is aware, of their respective obligations under the 1933 Act.  The Registration Statement has been manually signed by the persons specified in Section 6(a) of the 1933 Act and, pursuant to Rule 302 under Regulation S-T, the Acquiring Fund will retain the manually executed copy of the Registration Statement.  No filing fee is required because of reliance on Section 24(f) under the Investment Company Act of 1940, as amended.

U.S. Securities and Exchange Commission
March 27, 2012

The Acquiring Fund and its principal underwriter are requesting the staff to accelerate the effective date of this Registration Statement, pursuant to Rule 461 of Regulation C under the 1933 Act, to Monday, April 2, 2012, 10:00 am (Eastern time), or as soon as practicable thereafter.  The Acquiring Fund would greatly appreciate any assistance that the Commission staff can provide to accelerate the effectiveness of this Registration Statement in a timely fashion.

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If you have any questions or comments concerning the Registration Statement, please do not hesitate to contact Leonard A. Pierce or Gretchen Passe Roin of Wilmer Cutler Pickering Hale and Dorr LLP at (617) 526-6440 and (617) 526-6787, respectively.

Very truly yours,

The Value Line Tax Exempt Fund, Inc.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel
President and Chief Executive Officer